CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		28 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Pershing Gold Corporation	$ (14,103,388)	$ (49,104,211)	$ (74,997,737)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	969,311	992,648	2,287,887
Bad debts		13,333	513,333
Bad debts in connection with discontinued operations		27,550	65,300
Amortization of debt discounts and deferred financing cost		8,100,450	12,049,972
Amortization of prepaid expense in connection with the issuance of common stock issued for prepaid services			116,669
Loss from extinguishment of debts		4,769,776	4,769,776
Change in fair value of derivative liability		1,454,889	(5,447,917)
Interest expense in connection with the note modification		3,022,186	3,022,186
Interest expense in connection with the conversion of notes payable			230,192
Interest expense in connection with the cancellation of debt and assignment of shares agreement		61,500	61,500
Gain from disposal of discontinued operations			(1,134,448)
Loss from disposal of assets		18,729	192,759
Non-controlling interest		1,164	172,348
Realized gain - available for sale securities	(1,656,333)	(1,490,600)	(3,146,933)
Realized gain - trading securities		(19,702)	(19,702)
Gain from sale of subsidiary		(500,000)	(500,000)
Share of loss of equity method investee		83,333	83,333
Common stock issued and included in settlement expense		4,883,196	9,644,696
Stock-based compensation	5,190,797	18,824,469	27,337,233
Gain from sale of uranium assets pursuant to an option agreement		(930,000)	(930,000)
Changes in operating assets and liabilities:
Restricted cash - current portion	(2,250,000)		(929,183)
Other receivables	60,088	22,544	69,299
Prepaid expenses - current portion and other current assets	(79,441)	(110,591)	1,679,290
Assets of discontinued operations - current portion			141,378
Prepaid expenses - long-term portion		37,759	41,912
Restricted cash - long-term portion			500,000
Reclamation bond deposits	4,620,533	(95,788)	4,524,745
Assets of discontinued operations - long term portion			40,556
Accounts payable and accrued expenses	5,669	15,681	384,296
Liabilities of discontinued operation		(21,622)	28,730
NET CASH USED IN OPERATING ACTIVITIES	(7,242,764)	(9,943,307)	(19,148,530)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of mining rights		(2,576,400)	(2,576,400)
Payments received on notes receivable		1,430,000	1,430,000
Increase in reclamation bond deposits			(1,715,629)
Net proceeds received from the sale of marketable securities	1,656,333	1,610,302	3,266,635
Proceeds from disposal of assets		74,074	207,505
Purchase of property and equipment	(33,175)	(336,485)	(435,908)
NET CASH PROVIDED BY INVESTING ACTIVITIES	1,623,158	201,491	176,203
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net of issuance costs		9,432,450	12,609,866
Proceeds from sale of preferred stock, net of issuance costs	10,227,079	1,000,000	14,511,475
Proceeds from note payable		500,000	500,000
Proceeds from convertible promissory notes			1,715,604
Purchase of treasury stock	(44,455)		(44,455)
Payments on notes payable	(23,036)	(1,549,370)	(3,439,128)
Advances to former parent company			48,745
Distribution to former parent company	(15,066)	(93,640)	(108,706)
NET CASH PROVIDED BY FINANCING ACTIVITIES	10,144,522	9,289,440	25,793,401
EFFECT OF EXCHANGE RATE ON CASH			1,649
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,524,916	(452,376)	6,822,723
CASH AND CASH EQUIVALENTS- beginning of year	3,218,191	3,670,567	920,384
CASH AND CASH EQUIVALENTS- end of year	7,743,107	3,218,191	7,743,107
Cash paid for:
Interest	4,968	197,633	535,092
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for payment of notes payable and accrued interest	0	8,315,258	9,323,005
Issuance of common stock in connection with the conversion of a promissory note into a current private placement	0		611,750
Issuance of preferred stock in connection with the conversion of a promissory note and accrued interest into a current private placement	645,480
Issuance of additional notes payable upon assignment of debt	0	294,285	294,285
Beneficial conversion feature and debt discount in connection with the issuance of convertible promissory notes		168,163	1,883,767
Preferred stock deemed dividend	4,101,659	2,702,777	10,088,832
Issuance of common stock for payment of Continental's accrued legal fees	0	170,614	170,614
Issuance of common stock for payment of accrued dividend	0	3,601	3,601
Reclassification of derivative liability to equity	0	7,750,289	7,750,289
Issuance of a note receivable upon sale of subsidiary	0	500,000	500,000
Issuance of a note receivable in connection with sale of uranium assets pursuant to an option agreement	0	930,000	930,000
Common stock and warrants issued for acquisition of mining rights	0	5,709,441	5,709,441
Distribution to former parent company	0	517,949	517,949
Cancellation of debt in connection with the assignment of shares	0	42,000	42,000
Issuance of a note payable for purchase of mining equipment	0	92,145	92,145
Cancellation of debt in connection with an assignment agreement	$ 0	$ 33,500	$ 33,500